Restructuring Related Activities Plan Optimization (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	48 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		$ 355
Cash payments associated with restructuring initiatives	149	375
Cumulative restructuring charges		476
Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		36
Cash payments associated with restructuring initiatives	32	102
Cumulative restructuring charges		132
Termination Benefits [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		225
Cash payments associated with restructuring initiatives	88	181
Termination Benefits [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		36
Cash payments associated with restructuring initiatives	24	29
Transfer costs [Member]
Restructuring and Related Cost [Line Items]
Cash payments associated with restructuring initiatives	8	73
Transfer costs [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Cash payments associated with restructuring initiatives	8	73
Other [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		105
Cash payments associated with restructuring initiatives	53	121
Other [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date
Cash payments associated with restructuring initiatives
Impairment of an asset in value [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date		25
Impairment of an asset in value [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Restructuring Charges Incurred to Date
Restructuring Plan [Member] | Termination Benefits [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Expected total costs associated with the plan	36
Restructuring Related To Plan [Member] | Accelerated depreciation [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Expected total costs associated with the plan	22
Minimum [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Expected total costs associated with the plan	132
Restructuring plan estimated future cash outflow	105
Minimum [Member] | Restructuring Related To Plan [Member] | Transfer costs [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Expected total costs associated with the plan	77
Maximum [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Expected total costs associated with the plan	135
Restructuring plan estimated future cash outflow	110
Maximum [Member] | Restructuring Related To Plan [Member] | Transfer costs [Member] | Plant Network Optimization [Member]
Restructuring and Related Cost [Line Items]
Expected total costs associated with the plan	$ 74